MAJOR CUSTOMERS/VENDORS (Details Narrative) - Vendors	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Number of major customers accounting for 100% of annual sales	4
Number of major vendors accounting for 100% of pigment purchases	1	1
Number of major vendors accounting for 100% of canisters purchases	1	1
Number of major customers accounting for 100% of accounts receivable	2